Fair Value - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrants	$ 1,989	$ 1,729
Brookfield SAFE liability	50,000
AM SAFE liability	28,986	28,271
Fair Value, Recurring
Assets:
Cash equivalents	523	516
Liabilities:
Warrants	2,119	1,145
Brookfield SAFE liability	50,000
AM SAFE liability	28,986	28,271
Total Liabilities	83,094	31,145
Fair Value, Recurring | SAFE warrant
Liabilities:
Warrants	1,989	1,729
Fair Value, Recurring | Level 1
Assets:
Cash equivalents	523	516
Liabilities:
Warrants	0	0
Brookfield SAFE liability	0
AM SAFE liability	0	0
Total Liabilities	0	0
Fair Value, Recurring | Level 1 | SAFE warrant
Liabilities:
Warrants	0	0
Fair Value, Recurring | Level 2
Assets:
Cash equivalents	0	0
Liabilities:
Warrants	0	0
Brookfield SAFE liability	0
AM SAFE liability	0	0
Total Liabilities	0	0
Fair Value, Recurring | Level 2 | SAFE warrant
Liabilities:
Warrants	0	0
Fair Value, Recurring | Level 3
Assets:
Cash equivalents	0	0
Liabilities:
Warrants	2,119	1,145
Brookfield SAFE liability	50,000
AM SAFE liability	28,986	28,271
Total Liabilities	83,094	31,145
Fair Value, Recurring | Level 3 | SAFE warrant
Liabilities:
Warrants	$ 1,989	$ 1,729